UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2023

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
EMPOWER GOVERNMENT MONEY MARKET FUND
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2023
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2023 (unaudited)
Sector	Percentage of Fund Investments
Short Term Investments	100.00%
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 – 06/30/23)
Institutional Class
Actual	$1,000.00	$1,021.93	$0.55
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.55
Investor Class
Actual	$1,000.00	$1,020.17	$2.30
Hypothetical (5% return before expenses)	$1,000.00	$1,022.51	$2.31
* Expenses are equal to the Fund's annualized expense ratio of 0.11% for the Institutional Class shares and 0.46% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER GOVERNMENT MONEY MARKET FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 16.49%
$103,500,000	Federal Home Loan Bank 4.87%, 07/03/2023	$103,472,396
U.S. Treasury Bonds and Notes — 67.58%
	U.S. Treasury Bills
50,000,000	4.43%, 07/05/2023	49,975,386
50,000,000	4.47%, 07/06/2023	49,968,959
50,000,000	4.79%, 07/11/2023	49,933,550
50,000,000	4.88%, 07/13/2023	49,918,770
75,000,000	5.08%, 07/18/2023	74,820,374
50,000,000	5.05%, 07/20/2023	49,867,208
50,000,000	5.02%, 07/25/2023	49,833,107
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 50,000,000	5.04%, 08/01/2023	$ 49,783,934
		424,101,288
Repurchase Agreements — 15.94%
100,000,000	Repurchase agreement (principal amount/value $100,000,000 with a maturity value of $100,040,833 with Daiwa Capital Markets America Inc, 4.90%, dated 6/30/23 to be repurchased at $100,040,833 on 7/3/23 collateralized by various U.S. Treasury securities, 0.00% - 7.63%, 7/27/23 - 2/15/53, with a value of $102,000,003.	100,000,000
TOTAL SHORT TERM INVESTMENTS — 100.01% (Cost $627,573,684)		$627,573,684
TOTAL INVESTMENTS — 100.01% (Cost $627,573,684)		$627,573,684
OTHER ASSETS & LIABILITIES, NET — (0.01)%		$ (59,011)
TOTAL NET ASSETS — 100.00%		$627,514,673

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2023 (Unaudited)
Empower Government Money Market Fund
ASSETS:
Investments in securities, fair value(a)	$527,573,684
Repurchase agreements, fair value(b)	100,000,000
Cash	181,090
Interest receivable	13,611
Subscriptions receivable	2,054,810
Total Assets	629,823,195
LIABILITIES:
Dividends payable	80,968
Payable for director fees	7,312
Payable for other accrued fees	64,006
Payable for shareholder services fees	102,418
Payable to investment adviser	39,941
Redemptions payable	2,013,877
Total Liabilities	2,308,522
NET ASSETS	$627,514,673
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$62,751,467
Paid-in capital in excess of par	564,763,206
NET ASSETS	$627,514,673
NET ASSETS BY CLASS
Investor Class	$355,384,949
Institutional Class	$272,129,724
CAPITAL STOCK:
Authorized
Investor Class	1,784,000,000
Institutional Class	1,200,000,000
Issued and Outstanding
Investor Class	355,384,949
Institutional Class	272,129,724
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$1.00
Institutional Class	$1.00
(a) Cost of investments	$527,573,684
(b) Cost of repurchase agreements	$100,000,000
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2023 (Unaudited)
Empower Government Money Market Fund
INVESTMENT INCOME:
Interest	$13,767,612
Total Income	13,767,612
EXPENSES:
Management fees	306,811
Shareholder services fees – Investor Class	617,541
Audit and tax fees	16,463
Custodian fees	12,793
Directors fees	16,546
Legal fees	3,881
Registration fees	37,761
Shareholder report fees	12,790
Transfer agent fees	6,335
Other fees	7,054
Total Expenses	1,037,975
Less amount waived by investment adviser	69,462
Less waived management fees	3,869
Less waived shareholder service fees	9,696
Net Expenses	954,948
NET INVESTMENT INCOME	12,812,664
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,812,664
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal year ended December 31, 2022
Empower Government Money Market Fund	2023 (Unaudited)	2022
OPERATIONS:
Net investment income	$12,812,664	$8,283,859
Net Increase in Net Assets Resulting from Operations	12,812,664	8,283,859
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(7,106,499)	(4,504,662)
Institutional Class	(5,706,165)	(3,779,197)
From Net Investment Income and Net Realized Gains	(12,812,664)	(8,283,859)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	97,964,520	254,688,341
Institutional Class	132,108,952	580,388,048
Shares issued in reinvestment of distributions
Investor Class	7,127,767	4,431,971
Institutional Class	5,722,450	3,731,417
Shares redeemed
Investor Class	(117,613,172)	(287,814,901)
Institutional Class	(107,524,476)	(563,753,989)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	17,786,041	(8,329,113)
Total Increase (Decrease) in Net Assets	17,786,041	(8,329,113)
NET ASSETS:
Beginning of Period	609,728,632	618,057,745
End of Period	$627,514,673	$609,728,632
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	97,964,520	254,688,341
Institutional Class	132,108,952	580,388,048
Shares issued in reinvestment of distributions
Investor Class	7,127,767	4,431,971
Institutional Class	5,722,450	3,731,417
Shares redeemed
Investor Class	(117,613,172)	(287,814,901)
Institutional Class	(107,524,476)	(563,753,989)
Net Increase (Decrease)	17,786,041	(8,329,113)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER GOVERNMENT MONEY MARKET FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2023 (Unaudited)	$1.00	0.02	-	0.02	(0.02)	-	(0.02)	$1.00	2.02% (d)
12/31/2022	$1.00	0.01	-	0.01	(0.01)	-	(0.01)	$1.00	1.22%
12/31/2021	$1.00	0.00 (e)	-	0.00 (e)	(0.00) (e)	-	(0.00) (e)	$1.00	0.01%
12/31/2020	$1.00	0.00 (e)	-	0.00 (e)	(0.00) (e)	-	(0.00) (e)	$1.00	0.29%
12/31/2019	$1.00	0.02	-	0.02	(0.02)	-	(0.02)	$1.00	1.77%
12/31/2018	$1.00	0.01	-	0.01	(0.01)	-	(0.01)	$1.00	1.39%
Institutional Class
06/30/2023 (Unaudited)	$1.00	0.02	-	0.02	(0.02)	-	(0.02)	$1.00	2.19% (d)
12/31/2022	$1.00	0.01	-	0.01	(0.01)	-	(0.01)	$1.00	1.45%
12/31/2021	$1.00	0.00 (e)	-	0.00 (e)	(0.00) (e)	-	(0.00) (e)	$1.00	0.01%
12/31/2020	$1.00	0.00 (e)	-	0.00 (e)	(0.00) (e)	-	(0.00) (e)	$1.00	0.42%
12/31/2019	$1.00	0.02	-	0.02	(0.02)	-	(0.02)	$1.00	2.11%
12/31/2018	$1.00	0.02	-	0.02	(0.02)	-	(0.02)	$1.00	1.75%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate
Supplemental Data and Ratios
Investor Class
06/30/2023 (Unaudited)	$ 355,385	0.49% (f)	0.46% (f)	4.03% (f)	N/A
12/31/2022	$ 367,906	0.48%	0.32%	1.19%	N/A
12/31/2021	$ 396,600	0.48%	0.02%	0.01%	N/A
12/31/2020	$ 859,119	0.47%	0.26%	0.33%	N/A
12/31/2019	$1,862,887	0.48%	0.46%	1.72%	N/A
12/31/2018	$1,476,098	0.48%	0.46%	1.39%	N/A
Institutional Class
06/30/2023 (Unaudited)	$ 272,130	0.13% (f)	0.11% (f)	4.38% (f)	N/A
12/31/2022	$ 241,823	0.12%	0.10%	1.31%	N/A
12/31/2021	$ 221,457	0.12%	0.03%	0.01%	N/A
12/31/2020	$ 246,184	0.12%	0.09%	0.38%	N/A
12/31/2019	$ 165,299	0.12%	0.11%	2.11%	N/A
12/31/2018	$ 209,011	0.11%	0.11%	1.74%	N/A
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses waived. Without the expense waiver, the return shown would have been lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER GOVERNMENT MONEY MARKET FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Empower Funds presently consists of forty-five funds. Interests in the Empower Government Money Market Fund (the Fund) are included herein. The investment objective of the Fund is to seek as high a level of current income as is consistent with the preservation of capital and liquidity. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The value of assets in the Fund is determined as of the close of trading on each valuation date.  The net asset value (NAV) of each of the Fund's shares is determined by dividing the net assets attributable to the Fund by the number of issued and outstanding shares of the Fund on each valuation date.
Investments held by the Fund are valued at the amortized cost method of valuation which approximates current market value in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein.  Under the amortized cost method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

Semi-Annual Report - June 30, 2023

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2023, 100% of the Fund’s investments are valued using amortized cost. Amortized cost closely approximates a security’s current fair value, but since the value is not derived from a quoted price in an active market, amortized securities are considered to be valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund enters into repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. Repurchase agreements are entered into by the Fund under a Master Repurchase Agreement (“MRA”). The MRA permits the Fund, in respect of each transaction and in certain circumstances including an event of default (such as counterparty bankruptcy or insolvency), to set off claims and apply amounts owned by the Fund against obligations owed by the counterparty. As a result, transactions may be applied and netted against each other such that one single net payment is created.
The Fund’s custodian receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the Fund’s obligation under bankruptcy law to return the excess to the counterparty. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared daily and paid monthly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Semi-Annual Report - June 30, 2023

2.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into repurchase agreements with approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2023.
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received(a)	Cash Collateral Pledged (Received)	Net Amount
Repurchase agreements	$100,000,000	$—	$(100,000,000)	$—	$—
(a) Reported collateral within this table is limited to the net outstanding amount due from an individual counteryparty. The collateral pledged (received) by the Fund may exceed these reported amounts.

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.11% of the Fund's average daily net assets attributable to each Class including management fees and expenses paid directly by the Fund, excluding shareholder services fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2024 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the amount waived by investment adviser in the Statement of Operations.
The Adviser and Empower Retirement, LLC (Empower), an affiliate of the Adviser and subsidiary of Empower of America, contractually agreed to temporarily waive Management fees and Shareholder services fees, respectively, and the Adviser agreed to temporarily absorb any Fund expenses that, based on the average daily net assets of each share class of the Fund, would collectively result in the annual yield of each share class of the Fund to be less than 0.01%. This agreement shall terminate upon termination of the investment advisory agreement, or at any time upon written notice by the Adviser and Empower. The amount waived or reimbursed, if any, is reflected in the waived management fees in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2023, the amounts subject to recoupment were as follows:
Expires December 31, 2023	Expires December 31, 2024	Expires December 31, 2025	Expires June 30, 2026	Recoupment of Past Reimbursed Fees by the Adviser
$3,649,192	$3,564,885	$662,386	$83,027	$0
Empower Funds entered into a shareholder services agreement with Empower, an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.

Semi-Annual Report - June 30, 2023

Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $673,000 for the fiscal period ended June 30, 2023.
4.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2023, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2023

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the ECM Liquidity Risk Management Committee (“LRMC”) as the administrator of the liquidity risk management program. The LRMC includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The LRMC reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2023, and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2022 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 15, 2023. The report stated that:
(i)	the program performed well during the covered period and meets the needs and profile of the Funds;
(ii)	the Funds benefit from the stability of their shareholder base,
(iii)	the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv)    no changes were proposed to the program as of the date of the report; and
(v)	no Fund approached the internal triggers set by the LRMC or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and that recent amendments to Rule 22e-4 proposed by the SEC were reviewed.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2023 (the “April Board Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and the Company, on behalf of Empower Government Money Market Fund (the “Fund”), a series of the Company.  (The Fund and the Company’s other series are referred to collectively as the “Empower Funds.”)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.
On March 22, 2023 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM in connection with the proposed continuation of the Advisory Agreement, and met with representatives of ECM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as enterprise profitability data, and further discussed such information with ECM.  The Independent Directors also conferred with the Independent Consultant regarding Broadridge’s peer group selection methodology and noted that they had previously discussed such methodology with representatives of Broadridge at a meeting of the Independent Directors convened on February 15, 2023.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Advisory Agreement for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approval was based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM.  Among other things, the Board considered ECM’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an agreement between ECM and Empower.  (Each of Empower and ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”).  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as the organization’s efforts to attract, retain and motivate capable personnel to serve the Fund.  The Board also considered ECM’s reputation for management of its investment strategies, its investment decision-making process and its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions.
In addition, the Board considered ECM’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including for investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was ECM’s disaster recovery procedures, cybersecurity program and controls relating to enterprise resiliency, noting prior discussions with and presentations by ECM’s

Chief Information Security Officer.  The Board also took into account various organizational developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as progress on the implementation of an enhanced trade order management system and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding ECM’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of ECM each year to discuss portfolio management strategies and performance.  Additionally, the quality of ECM’s communications with the Board, as well as ECM’s responsiveness to the Board, were taken into account.  Also considered was ECM’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments, and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on ECM generally and the Fund, and considered how monitoring and analysis of such developments informs ECM’s performance of its services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund.  The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications.  This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2022, with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2022.  In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe.  The Board also considered that the Fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and liquidity.
The Board noted that, although the Fund underperformed its benchmark index for each period reviewed such underperformance was primarily due to the Fund’s expenses.  The Board observed that the annualized returns of the Fund’s Investor Class were in the fourth quintile of its performance universe for each period reviewed (the first quintile being the best performers and the fifth quintile being the worst performers).  As to the Fund’s Institutional Class, the Board observed that the annualized returns exceeded its performance universe median for each period reviewed, ranking in the second, second and first quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2022, respectively.
In assessing the performance data, the Board took into account the information provided by ECM concerning the portfolio management due diligence and monitoring processes employed for internally-managed core funds, including the Fund.  Also considered by the Board were the detailed performance reports provided by ECM throughout the year, including rolling performance analyses, portfolio statistics and comparative analytics, as well as regular presentations from management regarding fiscal and monetary policy developments, capital market assessments and market outlooks.  In the connection, the Board noted its discussion of the Fund’s performance with ECM representatives at the Board’s November 30-December 1, 2022, meeting.  Among other things, the ECM representatives discussed the Fund’s portfolio characteristics, including its weighted average term and yield, and the impact of inflation, interest rates and actions by the U.S. Federal Reserve.  The Board considered the foregoing, as well as the organization of ECM’s portfolio management team, the experience of its investment personnel and its portfolio and operational risk controls.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.

Costs and Profitability
The Board considered the costs of services provided by ECM from its relationship with the Fund.  With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund.  In addition, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund indefinitely and that the expense limit will be discontinued only upon termination or amendment of the Advisory Agreement.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications.  Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that although the Fund’s total annual operating expense ratio for the Investor Class was above the median expense ratio of its peer group, ranking in the fourth quintile (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), the Contractual Management Fee for the Investor Class was the lowest of its peer group of funds.  Similarly, the Board observed that the Contractual Management Fee of the Fund’s Institutional Class was the lowest of its peer group of funds and its total annual operating expense ratio equaled its peer group median expense ratio.  In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
In its evaluation, the Board took into account a voluntary fee waiver agreed to by ECM, as well as the expense limitation and yield enhancement agreement by and among ECM, Empower - the provider of shareholders services for the Fund (as described under “Other Factors” below) - and the Company, on behalf of the Fund, to further limit certain other expenses of the Fund and support the Fund’s yield.
The Board also received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to ECM’s estimated complex-level profits.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM and the current level of Fund assets.  Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints (i.e., pre-assuming future asset growth), and investments in the business intended to enhance services available to the Fund and shareholders.  In this regard, the Board considered the peer group ranking of the Fund’s Contractual Management Fee for each share class which, as noted earlier, was the lowest in the peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding the ancillary benefits derived or to be derived by ECM from its relationship with the Fund as part of the total mix of information evaluated by the Board.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by ECM or its affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer & Chief Financial Officer
Date:August 23, 2023